Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Balance Sheet
	December 31,	December 31,
	2018	2019
	NIS millions	NIS millions
Current assets	3	5
Current liabilities	1	2
Long-term loans for equity accounted investees (including current maturity)*	-	147

   * Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2019 and 2018, is NIS 10 million par value linked to the CPI and NIS 8 million par value linked to the CPI, respectively.

Schedule of Transactions with Related Parties
Transactions with related and interested parties executed in the ordinary course of business at regular commercial terms:

	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
Income:

Revenues	13	12	30

Expenses:

Cost of revenues and other	16	13	10

Schedule of Key Management Personnel Compensation	Key management personnel compensation is comprised of:
	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
Short-term employee benefits	6	4	4
Share-based payments	1	1	-

	7	5	4